CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses and other current assets	$ 3,475,714	$ 175,956
Total assets	103,988,552	43,633,731
OrdinaryShares	31,598	13,848
Contingent consideration	21,515,801	0
Due to a related party	390,550	23,557
Total liabilities	41,504,251	1,675,343
Additional paid-in capital	63,191,010	40,686,311
(Accumulated deficits) retained earnings	(1,828,205)	147,278
Total shareholders' equity	62,484,301	41,958,388	$ 11,640,929	$ 5,179,975
Total liabilities and shareholders' equity	103,988,552	43,633,731
CHINA LIBERAL EDUCATION HOLDINGS LIMITED [Member]
Prepaid expenses and other current assets	0	23,713
Investment in subsidiaries	84,026,689	41,934,675
Total assets	84,026,689	41,958,388
OrdinaryShares	31,598	13,848
Contingent consideration	21,515,801	0
Due to a related party	9,415	0
Accrued expenses and other current liabilities	17,172	0
Total liabilities	21,542,388	0
Additional paid-in capital	63,191,010	40,686,311
(Accumulated deficits) retained earnings	(738,307)	1,258,229
Total shareholders' equity	62,484,301	41,958,388
Total liabilities and shareholders' equity	$ 84,026,689	$ 41,958,388